Segmental reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting
Presentation of segmental reporting
The Group’s segmental reporting is in accordance with IFRS 8 Operating Segments. Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision maker. All transactions between business segments are conducted on an arm’s-length basis, with intra-segment revenue and costs being eliminated in Head Office. Income and expenses directly associated with each segment are included in determining business segment performance.
The Group is a British universal bank diversified by business, geography and income type, serving consumer and wholesale customers and clients globally and for segmental reporting purposes it defines its two operating divisions as Barclays UK and Barclays International.
▪Barclays UK consists of our UK Personal Banking, UK Business Banking and Barclaycard Consumer UK businesses. These businesses are carried on by our UK ring-fenced bank (Barclays Bank UK PLC) and certain other entities within the Group.
▪Barclays International consists of our Corporate and Investment Bank and Consumer, Cards and Payments businesses. These businesses are carried on by our non ring-fenced bank (Barclays Bank PLC) and its subsidiaries, and certain other entities within the Group.
The below table also includes Head Office which comprises head office and legacy businesses, as well as the FTEs employed by Barclays Execution Services.

Analysis of results by business
	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2022
Total income	7,259	17,867	(170)	24,956
Operating costs	(4,260)	(10,361)	(336)	(14,957)
UK bank levy	(26)	(133)	(17)	(176)
Litigation and conduct	(41)	(1,503)	(53)	(1,597)
Total operating expenses	(4,327)	(11,997)	(406)	(16,730)
Other net income/(expenses)[a]	—	28	(22)	6
Profit/(loss) before impairment	2,932	5,898	(598)	8,232
Credit impairment charges	(286)	(933)	(1)	(1,220)
Profit/(loss) before tax	2,646	4,965	(599)	7,012
Total assets (£bn)	313.2	1,181.3	19.2	1,513.7
Number of employees (full time equivalent)	6,200	10,900	70,300	87,400
Average number of employees (full time equivalent)				83,900
Note
a    Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2021
Total income	6,536	15,665	(261)	21,940
Operating costs	(4,357)	(9,076)	(659)	(14,092)
UK bank levy	(36)	(134)	—	(170)
Litigation and conduct	(37)	(345)	(15)	(397)
Total operating expenses	(4,430)	(9,555)	(674)	(14,659)
Other net income[a]	—	40	220	260
Profit/(loss) before impairment	2,106	6,150	(715)	7,541
Credit impairment releases	365	288	—	653
Profit/(loss) before tax	2,471	6,438	(715)	8,194
Total assets (£bn)	321.2	1,044.1	19.0	1,384.3
Number of employees (full time equivalent)[b]	7,100	10,400	64,100	81,600
Average number of employees (full time equivalent)				82,900
Notes
a    Other net income represents the share of post-tax results of associates and joint ventures, profit on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.
b    Barclays Execution Services Employees are reported within the Head Office Segment. Barclays UK transformed its business in 2021 and consolidated all Customer Care employees, who directly serve customers, into Barclays Execution Services to improve customer service and experience. Costs are recharged, while FTEs are reported within Head Office, as at 31 December 2021 10,700 FTEs were impacted by the move from Barclays UK to Head Office. The 2020 comparative figures have not been restated.

	Barclays UKa	Barclays International[a]	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2020
Total income	6,347	15,921	(502)	21,766
Operating costs	(4,270)	(8,765)	(399)	(13,434)
UK bank levy	(50)	(240)	(9)	(299)
Litigation and conduct	(32)	(48)	(73)	(153)
Total operating expenses	(4,352)	(9,053)	(481)	(13,886)
Other net income/(expenses)[b]	18	28	(23)	23
Profit/(loss) before impairment	2,013	6,896	(1,006)	7,903
Credit impairment charges	(1,467)	(3,280)	(91)	(4,838)
Profit/(loss) before tax	546	3,616	(1,097)	3,065
Total assets (£bn)	289.1	1,041.8	18.6	1,349.5
Number of employees (full time equivalent)	21,300	10,800	50,900	83,000
Average number of employees (full time equivalent)				81,800
Notes
a    On 1 April 2020, assets of £2.2bn relating to the Barclays Partner Finance business were moved from Barclays International to Barclays UK, with net operating income of £19m and loss before tax of £5m subsequently recognised in Barclays UK for the rest of 2020.
b    Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

Income by geographic region[a]
	2022	2021	2020
For the year ended 31 December	£m	£m	£m
United Kingdom	14,908	11,256	11,211
Europe	2,321	2,372	2,059
Americas	6,353	7,199	7,425
Africa and Middle East	63	45	36
Asia	1,311	1,068	1,035
Total	24,956	21,940	21,766
.
Income from individual countries which represent more than 5% of total income[a]
	2022	2021	2020
For the year ended 31 December	£m	£m	£m
United Kingdom	14,908	11,256	11,211
United States	6,176	7,048	7,318
Note
a The geographical analysis is based on the location of the office where the transactions are recorded.